Related Party Convertible Note Payable - Schedule of Related Party Convertible Note Payable (Details) - USD ($)	Sep. 30, 2019	Jul. 19, 2019	Dec. 31, 2018
Total notes payable	$ 815,217
Less original issue discounts	(65,217)
Related party convertible note payable, net	750,000
Less conversion rights and warrant discounts	(286,050)
Plus amortization of discounts	73,898
Total convertible notes payable, net	537,848
Convertible Note 2019 - 02 [Member]
Total notes payable	$ 815,217
Less original issue discounts		$ (65,217)